Commitment and Contingencies (Details)							1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 22, 2025 USD ($)	Jul. 22, 2025 CNY (¥)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)
Commitment [Line Items]
Total consideration					$ 20,700,000	¥ 151,400,000	$ 17,100,000	¥ 125,000,000	$ 21,130,744	¥ 151,372,197
Deposit															$ 2,100,000	¥ 15,000,000
Annual interest					7.00%	7.00%			7.00%	7.00%
Interest expense															1,100,000	7,800,000
Facilities and infrastructure consideration																		$ 11,700,000	¥ 85,200,000
Made a payment									$ 5,440,231	¥ 38,971,639
Real estate and land use rights transferred									11,894,485	85,207,329
Remaining balance payable									3,800,000								¥ 27,200,000
Yingxuan [Member]
Commitment [Line Items]
Acquisition price											$ 1,500,000	¥ 11,000,000	$ 6,400,000	¥ 47,000,000	$ 7,100,000	¥ 52,000,000
Made a payment			$ 0.3	¥ 2,000,000
Total paid									17,300,000	124,200,000
Real estate and land use rights transferred									11,900,000	¥ 85,200,000
Remaining assets, valued									$ 9,200,000								¥ 66,200,000
Additional payment to acquition	$ 405,479	¥ 2,904,692